Note Other assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure Abstract
Net deferred tax assets (net of valuation allowance)	$ 1,049,895	$ 1,035,110
Investments under the equity method	228,072	215,349
Prepaid taxes	33,842	168,852
Other prepaid expenses	82,742	84,771
Derivative assets	13,603	16,539
Trades receivables from brokers and counterparties	40,088	7,514
Receivables from investment maturities	0	70,000
Principal, interest and escrow servicing advances	88,371	107,299
Guaranteed mortgage loan claims receivable	59,613	163,819
Others	117,908	122,070
Total other assets	$ 1,714,134	$ 1,991,323